RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 042 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 32,467,858	$ 32,822,500
Net appreciation (depreciation) in fair value of investments	$ 422,606,043	$ 611,055,697
The Procter & Gamble Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
The Procter & Gamble Company common stock (in shares)	7,738,402	8,171,763
Cost basis	$ 675,804,946	$ 657,057,166
Dividends	32,430,768	32,781,372
Net appreciation (depreciation) in fair value of investments	$ (39,507,024)	$ 111,207,500